SHAREHOLDERS' EQUITY - Schedule of stock option exercise prices (Details)	12 Months Ended
Feb. 28, 2017 CAD / shares shares
Options Outstanding
Quantity of options | shares	529,324
Weighted average remaining contractual life (in years)	3 years 9 months 4 days
Weighted average exercise price	CAD 13.45
Options Exercisable
Quantity of options | shares	184,336
Weighted average remaining contractual life	2 years 8 months 23 days
Weighted average exercise price	CAD 26.07
$3.00 to $3.34
Exercise Price
Exercise Price, Low	3.00
Exercise Price, High	CAD 3.34
Options Outstanding
Quantity of options | shares	84,639
Weighted average remaining contractual life (in years)	3 years 9 months
Weighted average exercise price	CAD 3.00
Options Exercisable
Quantity of options | shares	83,389
Weighted average remaining contractual life	3 years 8 months 23 days
Weighted average exercise price	CAD 3.00
$3.35 to $3.83
Exercise Price
Exercise Price, Low	3.35
Exercise Price, High	CAD 3.83
Options Outstanding
Quantity of options | shares	232,990
Weighted average remaining contractual life (in years)	4 years 6 months 15 days
Weighted average exercise price	CAD 3.66
$3.84 to $6.78
Exercise Price
Exercise Price, Low	3.84
Exercise Price, High	CAD 6.78
Options Outstanding
Quantity of options | shares	75,050
Weighted average remaining contractual life (in years)	4 years 2 months 12 days
Weighted average exercise price	CAD 6.16
Options Exercisable
Quantity of options | shares	725
Weighted average remaining contractual life	3 years 7 months 17 days
Weighted average exercise price	CAD 4.00
$6.79 to $46.88
Exercise Price
Exercise Price, Low	6.79
Exercise Price, High	CAD 46.88
Options Outstanding
Quantity of options | shares	63,688
Weighted average remaining contractual life (in years)	2 years 11 months 12 days
Weighted average exercise price	CAD 21.19
Options Exercisable
Quantity of options | shares	37,477
Weighted average remaining contractual life	2 years 7 months 10 days
Weighted average exercise price	CAD 24.01
$46.89 to $73.50
Exercise Price
Exercise Price, Low	46.89
Exercise Price, High	CAD 73.50
Options Outstanding
Quantity of options | shares	72,957
Weighted average remaining contractual life (in years)	1 year 6 months 15 days
Weighted average exercise price	CAD 57.59
Options Exercisable
Quantity of options | shares	62,745
Weighted average remaining contractual life	1 year 5 months 12 days
Weighted average exercise price	CAD 58.21